Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounts Payable and Accrued Liabilities, Current [Abstract]
Amounts due to third-parties	$ 4,083	¥ 26,645	¥ 17,037
Income tax payables	1,884	12,292	15,171
Accrued professional service fee	122	793	7,848
Salary and welfare payables	2,835	18,497	12,221
Deposits received from ride-hailing drivers	2,018	13,165	8,153
Contingent consideration, current portion	0	0	6,453
Purchase consideration payable	3,614	23,580
Others	1,650	10,772	8,942
Total	$ 16,206	¥ 105,744	¥ 75,825